Risk Report - Credit Risk Management - IFRS 9 Focus Areas - Overview of CRE Portfolio (Detail Text Values)) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
IFRS 9 Focus Areas Overview of CRE Portfolio [Line Items]
Reduction in NonRecourse CRE portfolio		€ 5,900
Reduction in Stress tested CRE portfolio		€ 5,000
The Average LTV In The US Office loan segment		88.00%	81.00%
Liquidation scenario implies the stress LTV beyond in percent		1
Credit losses over multiple years assuming stress-tested CRE portfolio		€ 1,200
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio
IFRS 9 Focus Areas Overview of CRE Portfolio [Line Items]
Nonrecourse CRE Portfolio allowance for credit losses		1,100	€ 795
Thereof stress-tested	[1],[2]	903	€ 653
Gross Carrying Amount
IFRS 9 Focus Areas Overview of CRE Portfolio [Line Items]
Total Non-Recourse CRE Portfolio		30,600
Thereof Stress-tested		€ 24,300

[1]	Loans at amortized cost
[2]	Allowance for Credit Losses and Provision for Credit Losses do not include country risk provisions